Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income And Costs
Schedule of finance income and costs

		2025	2024	2023
		(In thousands of Korean won)
Finance income
Interest income	₩	407,595	287,285	406,933
Dividend income		2,613	1,463	1,462
Realized gains on foreign currency transaction		460,665	43,037	199,697
Unrealized gains on foreign currency transaction		120,693	88,458	376,295
Gains on valuation of short-term financial instruments		-	33	55
Gains on valuation of short-term investment securities		208,737	-	-
Gains on valuation of long-term financial instruments		9,192	6,368	7,241
Reversal of loss on valuation of long-term investments		6,536	-	-
Gains on valuation of long-term investment securities		78,955	149,926	116,900
Gains on valuation of warrants		16,622,386	-	-
Gains on valuation of derivative instruments		860,353	-	-
Project Settlement Gain		904	-	-
Gains on debt forgiveness		309,850	-	-
Gains on disposal of short-term loans		-	-	12,819
Gains on disposal of long-term loans		-	-	622,539
Gains on valuation of FVPL liabilities		5,559,062	-	-
Total	₩	24,647,541	576,570	1,743,941
Finance costs
Interest expenses	₩	3,904,290	1,257,378	1,385,142
Realized losses on foreign currency transaction		22,716	57,308	255,886
Unrealized losses on foreign currency transaction		874,297	6,447	26,064
Losses on valuation of short-term investment securities		2,388,883	-	-
Losses on valuation of derivative instruments		1,710,264	-	-
Losses on disposal of short-term investment securities		5,917	-	-
Losses on disposal of long-term investment securities		2,132,188	-	-
Losses on valuation of long-term financial instruments		889	115	8,717
Losses on valuation of long-term investment securities		9,136	60,275	12,395
Losses on valuation of short-term financial instruments		-	-	6
Losses on disposal of short-term borrowings		317,625	-	-
Losses on initial recognition of FVPL liabilities		26,228,277	-	-
Total	₩	37,594,482	1,381,523	1,688,210